Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other liabilities
Personnel-related liabilities	€ 34,272	€ 9,376
Customer returns	83,078	21,064
Liabilities from sales tax	35,758	12,632
Liabilities against brand partners	14,462	13,901
Accrued expenses & other liabilities	179,265	38,262
Total other current liabilities	€ 346,835	€ 95,235